Schedule II Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 3,734	$ 3,596
Deductions	(14,603)	(13,970)
Balance at end of period	4,206	3,734	$ 3,596
Valuation Allowance in Tax Carryforward Losses And Deductions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,017	3,009	3,072
Charged to costs and expenses	1,036	100	161
Deductions	(710)	(1,093)	(224)
Balance at end of period	2,342	2,017	3,009
SEC Schedule 1209 Allowance Credit Loss [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	146	164	162
Charged to costs and expenses	10	35	10
Charged to other accounts	(9)	(8)	(6)
Deductions	(13)	(46)	(2)
Balance at end of period	$ 134	$ 146	$ 164